KALA INVESTMENT CORP.
                        REPORT TO STOCKHOLDERS
                         FINANCIAL STATEMENTS
                            APRIL 30, 1999






                              CONTENTS
                                                                  PAGE


ACCOUNTANT'S REVIEW REPORT				                                     1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES								                                         2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME (LOSS)           						                                     3

STATEMENTS OF CHANGES IN NET ASSETS				                            4

STATEMENTS OF CASH FLOWS						                                     5

NOTES TO FINANCIAL STATEMENTS					                                6-14






                               Stuart M. Fried
                         Certified Public Accountant
                              11 Twin Brook Road
                          West Caldwell, N.J.  07006
                                (973) 226 4006



To the Board of Directors and
Stockholders of Kala Investment Corp.
New York, New York


We have reviewed the accompanying statements of assets, liabilities and capital securities of Kala Investment Corp. as of April 30, 1999 and the related statements of operations, undistributed net income (loss), statements of changes in net assets and cash flows for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these financial statements is the representation of the management of Kala Investment Corp.

A review consists principally of inquiries of Company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the interim financial statements referred to above in order for them to be in conformity with generally accepted accounting principles.

The financial statements for the year ended October 31, 1998 were audited by us, and we expressed an unqualified opinion on them in our report dated December 8, 1998, but we have not performed any auditing procedures since that date.




                                                      STUART M. FRIED, CPA
W. Caldwell, New Jersey
June 23, 1999





                                                         STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                       STATEMENTS OF ASSETS, LIABILITIES
                            AND CAPITAL SECURITIES



                           									ASSETS

                                                SIX MONTHS      YEAR ENDED
	  						                             								 ENDED 4/30/99    OCTOBER 31,
                             																   (Unaudited)         1998

INVESTMENT IN SECURITIES, at
 market value (amortized cost
 $7,342,581 and $7,181,921	  					             $ 7,422,987 		   $ 7,291,343
Investment in HSBC NY tax free fund                156,669          344,367
Cash and cash equivalents	    					       	          1,779           39,072
Interest receivable	      								                 145,125 			      144,518
Prepaid expense	         									                   1,768 	          3,878
															                                -----------      -----------
		                                													$ 7,728,328 		   $ 7,823,178
                                               ===========      ===========


                						LIABILITIES AND CAPITAL SECURITIES

LIABILITIES
   Dividends payable								                   $         0 		   $   113,725
   Accrued expenses	         								                5,087 	         10,087
                                               -----------      -----------
                              	         												 5,087 		       123,812
                                               -----------      -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
   Class A common 200 shares
    authorized and issued -
    no par
   Class B common 40,000 shares
    Authorized, 26,622 -
    no par 	       										                      	34,627			        34,627

Retained earnings	   										                  7,555,320 			    7,566,479

Undistributed net income	                  						   52,888          (11,159)
Unrealized appreciation (depreciation)
of investments	                  								           80,406          109,419
                                               -----------      -----------
Total Stockholders' Equity
(equivalent to $287.94 per
share at 4/30/99 and 287.05
per share at 10/30/98          							          	7,723,241 		     7,699,366
                                               -----------      -----------

														                                 $ 7,728,328      $ 7,823,178
                                               ===========      ===========


See accountants' review report and notes to financial statements.

                                                        STUART M. FRIED, CPA



                         KALA INVESTMENT CORP.
                       STATEMENTS OF OPERATIONS
                    UNDISTRIBUTED NET INCOME (LOSS)



                                                 SIX MONTHS      YEAR ENDED
                                                ENDED 4/30/99   	OCTOBER 31,
                              											 			    (UNAUDITED)        1998

INVESTMENT INCOME:

 INCOME:
Interest income                            			 $166,259         $342,877
Interest income - tax refund                          0            2,078
                                                -------         --------

                                               $166,259         $344,955
                                               --------         --------

EXPENSES:
Custodial fees (note 4)	              									   3,310            6,421
Audit fees	      												                     2,000            2,500
Legal fees	      												                     3,051           11,204
Taxes other than income taxes (net refund)         (546)         (22,098)
Office expense	      											                  1,875            7,111
Printing and stationery	                            672              806
Filing and director's fees	         								        125              250
Insurance	                         												   1,990            4,002
														                            	   ---------        ---------
 														                        								  12,477           10,196
                                              ---------        ---------

INVESTMENT INCOME	  	                										 153,782          334,759

Net realized gain (loss) from
 investment transactions	                         2,600          (12,989)
                                              ---------        ---------

NET INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX	          			               156,382          321,770
Less: Federal income taxes (net refund)				      (1,380)          (1,678)
                                              ---------        ---------

NET INVESTMENT INCOME	                   						 157,762          320,092

Less: Dividends paid	  	              									 104,874          331,251
                                              ---------        ---------

UNDISTRIBUTED NET INCOME (LOSS)    								   $  52,888        $ (11,159)
                                              =========        =========
UNREALIZED APPRECIATION OF INVESTMENTS        $  80,406        $ 109,419
                                              =========        =========


See accountants' review report and notes to fianancial statements.

                                                        STUART M. FRIED, CPA

                         KALA INVESTMENT CORP.
                  STATEMENTS OF CHANGES IN NET ASSETS






                                               SIX MONTHS      YEAR ENDED
                                              ENDED 4/30/99    OCTOBER 31,
                                               (Unaudited)        1998

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net										             $  155,162      $  333,081
Net realized gain (loss) on investments	       			 2,600         (12,989)
Change in unrealized appreciation           		   (29,013)         63,066
                                              ----------      ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	     									                   128,749         383,158

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME	                           104,874         331,251
                                              ----------      ----------

TOTAL INCREASE (DECREASE)	                        23,875          51,907

NET ASSETS BEGINNING OF YEAR     						      	 7,699,366       7,647,459
                                              ----------      ----------

NET ASSETS END OF PERIOD (including
undistributed net income of $52,888
and undistributed net loss of $11,159         $7,723,241      $7,699,366
respectively)                              	  ==========      ==========


DIVIDENDS PER SHARE					                   							$ 3.91         $ 12.35
                               													  ==========      ==========














See accountants' review report and notes to financial statements.

                                                       STUART M. FRIED, CPA



                            KALA INVESTMENT CORP.
                          STATEMENTS OF CASH FLOWS


                                               SIX MONTHS      YEAR ENDED
                               														 ENDED 4/30/99    OCTOBER 31,
                                													  (Unaudited)        1998


CASH FLOWS FROM OPERATING ACTIVITIES:
 Net income 						                      								$157,762       $320,092
 Adjustments to reconcile net income
  to net cash provided by operating  activities:
  Realized (gain) loss from investment
  transactions included in net income	    					  (2,600          12,989
 Changes in assets and liabilities:
  (Increase) Decrease in securities
  at fair market value	  									             (131,644)         48,726
(Increase) Decrease in MSBC NY tax free fund   (187,698)       (117,816)
(Increase) Decrease in interest receivable 				    (607)         18,796
(Increase) Decrease in prepaid expenses 	  				   2,110              27
Increase (Decrease) in accrued expenses	  					  (5,000)           (549)
                                               --------         -------

NET CASH PROVIDED BY OPERATING ACTIVITIES	  			 207,719         282,265
                                               --------        --------

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase (Decrease) in unrealized
 of investments             	    											    (29,013)         63,066
Realized gain (loss) from investment
 transactions	                                    2,600         (12,989)
                                               --------        --------
NET CASH PROVIDED (USED) BY
 INVESTING ACTIVITIES	   					             					(26,413)         50,077
                                               --------        --------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid	                 											   (218,599)       (299,500)
                                               --------        --------
NET (DECREASE) IN CASH
 AND CASH EQUIVALENTS 	      								          	(37,293)         32,842

CASH AND CASH EQUIVALENTS -
 BEGINNING OF YEAR        	      		       						 39,072           6,230
                                               --------         -------

CASH AND CASH EQUIVALENTS - END OF PERIOD				  $  1,779        $ 39,072
		                            													    ========        ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW
 INFORMATION

Cash paid during the period for:
 Income taxes												                      $    100        $    100


See accountants' review report and notes to financial statements.

                                                      STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1998




1. SIGNIFICANT ACCOUNTING POLICIES

Pursuant to the agreement and plan of merger dated October 31, 1991, M-L Investment Corp., a Delaware corporation, was reincorporated in Maryland as Kala Investment Corp. Kala Investment Corp. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax exempt obligations, provided it designates such dividends as tax exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

On July 26, 1990, the shareholders of the Company approved a change in the investment objectives of the Company to include investments in U.S.
Government Securities, which would be taxable for federal income tax purposes.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a)	Investments are valued by the Custodian.  These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

(b)	It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.


(c)	Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d)	Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

(e) Interest receivable on investment in securities is computed daily.




See accountants' review report.

                                                        STUART M. FRIED, CPA



                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1999



(f) Amortization Method - The municipal bonds are amortized over the life of the bonds.

     As of November 1, 1995 the bonds are amortized to the pre-refunded date, if earlier.

(g) Unrealized appreciation (depreciation) of investments is stated as the difference between amortized cost and fair market value at April 30, 1999:

      	Unrealized appreciation of bonds totalled          $ 130,454
      	Unrealized depreciation of bonds totalled            (50,048)
                                                          ---------
	      Net unrealized depreciation of investments	        $  80,406
                                                          =========

2. PURCHASES, SALES AND REDEMPTIONS OF SECURITIES
   ----------------------------------------------

Securities purchased by the Company amounted to $1,482,478 (which included purchases of HSBC NY tax exempt fund of $566,676) for the six months ended April 30, 1999 and $3,792,295 (which included purchases of HSBC NY tax exempt fund of $1,396,804 for the year ended October 31, 1998. Sales of securities (including maturities) amounted to $1,447,742 (which included sales of HSBC NY tax exempt fund of $755,142) for the six months ended April 30, 1999 and $3,640,938 (which included sales of HSBC NY tax exempt fund of $120,130) for the year ended October 31, 1998.

                                                      STUART M. FRIED, CPA


                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1999


3. DISTRIBUTIONS

The Company distributed income of $104,874 ($3.91 per share) as of April 30, 1999 and $331,251 ($12.35 per share) for the year ended October 31, 1998 in the form of dividends.

4. CUSTODIAL FEES

On August 15, 1998 the custodial agreement was transferred to Marine Midland Bank. Marine Midland Bank (the Custodian) will charge a custodial fee of:

        .25% on the first $500,000 face value of bonds per $1,000
        .125% on the next $1,000,000 face value of bonds per $1,000 .625% on amounts over $1,500,000 face value of bonds per $1,000

The minimum charge is $1,000. Additional charges will include $20 for each security transaction.

During the six months ended April 30, 1999, the Company was charged an aggregate of $3,310 and $6,241 for the year ended October 31, 1998.


5. REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

Independent outside directors were paid an aggregate of $0 and $600 for the six months ended April 30, 1999 and the year ended October 31, 1998.

6. CAPITAL PER SHARE AND RELATED INFORMATION
   -----------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                      STUART M. FRIED, CPA


                            KALA INVESTMENT CORP.
                        NOTES TO FINANCIAL STATEMENTS
                               APRIL 30 1999



                                               SIX MONTHS      YEAR ENDED
                                														ENDED 4/30/99    OCTOBER 31,
                			        														      (Unaudited)        1998

Investment income										                   $     6.20     $    12.86
Operating expenses, net of tax refund          		    .47            .38
                                              ----------     ----------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX	        										                      5.73          12.48

FEDERAL INCOME TAX	                       							   (.05)           .06
                                              ----------     ----------

INVESTMENT INCOME - NET	        	          						   5.78          12.42

Dividends to shareholders	        		         				   3.91          12.35
                                              ----------     ----------

                                												        1.87            .07
Realized and unrealized gain
(loss) on investments - net	                       (1.00)          1.88
                                              ----------     ----------

CHANGE IN NET VALUE	                                 .87           1.95

NET ASSET VALUE:
  Beginning of year                               287.07         285.12
                                              ----------     ----------

  End of year                                 $   287.94     $   287.07
			                               											 ==========     ==========


Ratio of operating expenses
 to average net assets	          			            			 	.002%           .001%

Ratio of investment income
 net to average net assets	        			         	    2.04%           4.32%


Portfolio turnover	                        						  	8.92%          30.61%

Number of shares outstanding
 at end of period	    								                    26,822 		      26,822

                                                       STUART M. FRIED, CPA

                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1999



8.  INVESTMENT IN SECURITIES

                             													PRINCIPAL		  AMORTIZED		  MARKET
MUNICIPAL BONDS (99%)	 							            AMOUNT  	   	COST  			    VALUE

ISSUE

Austin Tex Util Sys Rev MBIA
DTD 7/15/89 9.25% Due 11/15/01
Unrefunded balance-Comb PR Lien
Non Callable                              $235,000     $262,168     $266,220


Austin Tex Util Sys Rev Ser A
DTD 4/15/86 8.00% Due 11/15/16
Comb Pr Lien
Prerefunded 8/15/01 @ 100.00   	  				     100,000	     106,552       108,656


Bexar Cnty Tex CTFS Oblig Tax & Rev
DTD 6/15/92 6.20% Due 6/15/12
PRFD 6/15/02 @ 100.00                      620,000      643,161      665,880


Dallas Tex Wtrwks & SWR Sys Rev
DTD 9/01/96 8.0% Due 10/01/01
RFD6 & Impt-Non Callable                   250,000      268,518      274,770


Dallas Tex Wtrwks & SWR Sys Rev
DTD 4/01/95 7.5% 4/01/03
RFDG & Impt-Callable 4/01/02 @ 101.50      150,000	     163,860      166,900


Garland Tex MB1A
DTD 3/15/97 7.125% Due 2/15/03
Book Entry Only-Non Callable               205,00	     220,540      228,452

Illinois Health Facs Auth Rev
DTD 1/01/90 9.50% Due 11/15/19
Hinsdale Hosp-C-Book Entry Only
Prerefunded 11/15/00 @ 102.00 	  					      495,000      591,499      548,712

                                                        STUART M. FRIED, CPA



	                             KALA INVESTMENT CORP.
	                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1999





													                             PRINCIPAL	   AMORTIZED   	MARKET
MUNICIPAL BONDS (99%)	 							            AMOUNT  	   	COST 			     VALUE

ISSUE

Laredo Texas Ser A MBIA
DTD 11/01/94 8.625% Due 8/15/03
Book Entry Only-Non Callable      					   	295,000      333,236     349,823

Massachusetts St. Health & EDL FACS
Auth Rev DTD 5/01/90 7.5%
Book Entry Only-SBJ to Spec Rdmpt
DTD 5/01/90 7.5% 7/01/10
Pre-refunded 7/01/00 @ 102.00      				  		130,000	     142,029      138,536


Massachusetts St. Health & EDL FAC
Auth Rev Salem Hosp Ser B
DTD 1/01/89 8.15% Due 7/01/14
Book Entry Only
Pre-refunded 7/1/99 @ 102.00       				   	195,000	     196,073      200,456


Municipal Assistance Corp. for City
New York NY RFDG-ser L-Book Entry
DTD 6/15/97 6.00% Due 7/1/04
Non Callable                       	  					200,000	     215,797      219,282


Nassau Cnty NY Rfdg-Comb Swr Dists
Ser F-MBIA Book Entry Only
DTD 6/10/93 5.30% Due 7/1/06
Non Callable    	                   			    250,000      269,757      267,977


Nebro Utah Sch Dist FGIC
DTD 6/15/94 9.75% Due 6/15/01
Book Entry Only-Non Callable               210,000      226,245      235,824


New York NY Ser G Book Entry O.I.D.
DTD 01/09/96 5.10% Due 02/01/00
Non-Callable                               190,000      190,136      192,500


New York NY Ser G-Book Entry O.I.D.
DTD 01/09/96 5.10% Due 02/01/00
Escrowed to MATY                            10,000       10,008       10,137

                                                       STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1999





                                         	PRINCIPAL   	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	               					AMOUNT  	    COST 			     VALUE

ISSUE

New York NY Ser B-Book Entry
DTD 8/14/95 5.3% Due 8/15/00
Non Callable                    				    	 	 50,000      50,061       51,176


New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Escrowed to Maty O.I.D.     15,000       15,120       15,637


New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Non Callable O.I.D. 				  	 85,000       85,695       88,306


New York St Crossover RFDG
DTD 07/15/92 7.50% Due 11/15/01
Book Entry Only-Non Callable               245,000	      263,090      267,692


New York St Crossover RFDG
DTD 7/15/92 7.00% Due 11/15/02
Non Callable Book Entry Only         				  175,000       191,487      193,757


New York St TWY Auth
HWY & Brdg TR FD
Ser A MBIA Book Entry Only
DTD 7/1/95 6.25% Due 4/1/04      	      			250,000	       273,905      276,175


New York NY
Ser A Book Entry Only
DTD 8/15/91 7.750% Due 8/15/05
Prerefunded 8/15/01 @ 101.50               100,000	     110,735 	    110,565


New York NY Ser B Book Entry O.I.D.
DTD 10/29/92 7.00% Due 10/01/14
Prerefunded 10/01/02 @ 101.5	             	245,000	     270,087      274,650

                                                       STUART M. FRIED, CPA

                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1999



                                         	PRINCIPAL	  	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	 						            	AMOUNT  	   	COST  		    	VALUE

ISSUE

New York NY Ser B Book Entry O.I.D.
DTD 10/29/92 6.75% Due 10/01/15
Prerefunded 10/1/02 @ 101.5                235,000      256,479      261,245

New York, NY City Mun Wtr
DTD 11/17/93 3.25% Due 6/15/09             250,000      250,000      250,000

New York St Pwr Auth
DTD 12/1/90 6.7% Due 1/1/04                100,000      111,754      112,204

New York St Dorm Auth City
DTD 10/15/97 5.5% Due 7/1/05     				      250,000	     269,733      269,035


New York St Dorm Auth Revs
DTD 10/0/95 6.2% Due 7/1/15
Prerefunded 7/1/05 @ 102                   250,000      283,728      282,608

New York St Loc Govt Assistance Corp.
DTD 02/01/91 7.00% Due 04/01/16
Ser A-MBIA-IBC O.I.D.
Prerefunded 4/1/01 @ 102.00    	    	     	100,000	     106,536      108,291

New York NY Ser F Book Entry O.I.D.
DTD 05/15/91 8.25% Due 11/15/16
Prerefunded 11/15/01 @ 101.5      	  		    100,000	     110,584      112,717


New York St Loc Govt Assistance Corp
Ser D MBIA IBC MBIA IND OBD CTF OID
DTD 12/1/91 7.00% Due 4/1/18
Prerefunded 4/1/02 @ 102                   110,000      120,099      122,287

New York St Dorm Auth Revs St
Univ EDL FACS-A-MBIA-IBC MBIA-
INSD BD CTF-O-O.I.D.
DTD 12/1/91 6.750% Due 5/15/21
Prerefunded 5/15/02 @ 102                  190,000      205,780      210,562

                                                       STUART M. FRIED, CPA


                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1999






                                           PRINCIPAL 	 	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	 				             			AMOUNT  	   	COST  		    	VALUE

ISSUE

Puerto Rico Comwith RFDG Impt
DTD 7/01/93 4.90% Due 7/01/00
Book Entry Only-Non Callable O.I.D          200,000	  	  200,093  		 203,378

San Antonio Tex RFDG & Gen Impt
DTD 8/01/93 8.0% Due 8/1/02
Book Entry Only-Non Callable                300,000      328,035     338,577
                                            -------      -------     -------

Total Investment - 96.1%                 $6,785,000   $7,342,580   7,422,987

Other Assets Less Liabilities - 3.9%                                 300,254
                                                                   ---------

Net Assets - 100%                                                $ 7,723,241
                                                                 ===========

Net Asset Value Per Share                                        $   287.94
                                                                 ===========

Outstanding shares at April 30, 1999                                  26,822
                                                                 ===========